UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C.  20549

			    FORM 13F

		     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:13F-HR
 This Amendment (Check only one.):[ ] is a restatement.
				  [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Greenleaf Asset Management, Inc.
Address:	3505 Greenleaf Blvd.
		Kalamazoo, MI  49008


Form 13F File Number: 28-05069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:		William D. Johnston
Title:		President
Phone:		616-353-8484

Signature, Place, and Date of Signing:
William D. Johnston  Kalamazoo, Michigan  February 26, 2001


Report Type (Check only one):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

		    FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:     4,417,456

Form 13F Information Table Value Total:   $216,382.00



List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
				  Value  Shares/ sh/ put/ Invstmt Other   Voting Authority
Name of Issuer      Class Cusip  (x$1000) prnamt prn call Dscretn Manager Sole Shared None

American Express Co com	  25816109  480      8730 sh	  sole	  none		      8730
Applied Matls Inc   com	  038222105 1465    38355 sh	  sole	  none		     38355
AT&T Corp	    com	  001957109 40       2317 sh	  sole	  none		      2317
Bank One Corp	    com   6423A103  92       2506 sh	  sole	  none		      2506
Bed Bath & Beyond   com	  075896100 697     31150 sh	  sole	  none		     31150
Bellsouth Corp	    com	  79860102  501     12242 sh	  sole	  none		     12242
Bristol Myers Squibbcom	  110122108 1479    20010 sh	  sole	  none		     20010
Capital One Finl    com	  14040H105 377      5730 sh	  sole	  none		      5730
Catalina Mkting Corpcom	  148867104 1093    28075 sh	  sole	  none		     28075
Cisco Sys Inc	    com	  17275R102 1231    32170 sh	  sole	  none		     32170
Citigroup	    com	  17296101  1552    30402 sh	  sole	  none		     30402
Concord EFS Inc	    com	  206197105 1473    33525 sh	  sole	  none		     33525
Disney Walt Co	    com   254687106 122	     4200 sh	  sole	  none		      4200
Duke Realty Invt    com	  264411505 36       1450 sh	  sole	  none		      1450
Elan PLC	    adr	  284131208 172	     3680 sh	  sole	  none		      3680
EMC Corp Mass	    com   268648102 180	     2700 sh	  sole	  none		      2700
Emerson Elec Co	    com	  291011104 206	     2620 sh	  sole	  none		      2620
ExxonMobil Corp	    com	  30231G102 665      7650 sh	  sole	  none		      7650
General Elec Co     com	  369604103 2118    44184 sh	  sole	  none		     44184
Global Crossing LTD com	  G3921A100 339     23700 sh	  sole	  none		     23700
Hewlett Packard Co  com	  428236103 1578       50 sh	  sole	  none		        50
Home Depot Inc	    com	  437076102 554	    12125 sh	  sole	  none		     12125
Huntington Bancsharecom	  446150104 82       5072 sh	  sole	  none		      5072
Intel Corp	    com	  458140100 1044    34736 sh	  sole	  none		     34736
Intl Business Mach  com   459200101 281	     3408 sh	  sole	  none		      3408
JDS Uniphase Corp   com	  46612J101 936     22450 sh	  sole	  none		     22450
Johnson & Johnson   com	  478160104 526	     5005 sh	  sole	  none		      5005
King Pharmaceutical com	  495582108 2105    40728 sh	  sole	  none		     40728
LSI Logic Corp	    com	  502161102 832     48705 sh	  sole	  none		     48705
McDonalds Corp      com	  580135101 650	    19114 sh	  sole	  none		     19114
Merck & Co Inc      com	  589331107 1230    13140 sh	  sole	  none		     13140
Microsoft Corp	    com	  594918104 163	     3759 sh	  sole	  none		      3759
Midcap SPDR TRunit ser1   595635103 1808    19160 sh	  sole	  none		     19160
Morgan JP & Co Inc  com	  616880100 621      3750 sh	  sole	  none		      3750
Nasdaq 100 Tr unit ser1	  631100104 4026    68972 sh	  sole	  none		     68972
National City Corp  com	  635405103 1249    43433 sh	  sole	  none		     43433
Orthodontic Ctrs Am com	  68750P103 377	    12065 sh	  sole	  none		     12065
Pfizer Inc	    com	  717081103 1091    23715 sh	  sole	  none		     23715
Pharmacia 	    com	  71713U102 11437  187497 sh	  sole	  none		    187497
Qualcomm Inc	    com	  747525103 1731    21065 sh	  sole	  none		     21065
Sara Lee Corp	    com	  803111103 259	    10536 sh	  sole	  none		     10536
SBC Communications  com	  78387G103 329      6896 sh	  sole	  none		      6896
Schering Plough Corpcom	  806605101 1453    25600 sh	  sole	  none		     25600
Softech Inc         com	  834021107 70     280700 sh	  sole	  none		    280700
SPDR TR	      unit ser1	  78462F103 15421  117552 sh	  sole	  none		    117552
Stryker Corp	    com	  863667101 146739 2901141sh	  sole	  none		   2901141
Sun Microsystems Inccom	  866810104 1754    62940 sh	  sole	  none		     62940
Tetra Tech Inc      com   88162F105 829     26005 sh	  sole	  none		     26005
Tyco Intl Ltd New   com	  902124106 1329    23940 sh	  sole	  none		     23940
United Tech Corp    com   913017109 409      5200 sh	  sole	  none		      5200
Vodafone Group PLC  com	  92857T107 228	     6375 sh	  sole	  none		      6375
Wal Mart Stores Inc com	  931142103 734	    13825 sh	  sole	  none		     13825
Worldcom Inc        com   98155K102 66	     4700 sh	  sole	  none		      4700
2002 Target Term Tr com	  90210103  123      8701 sh	  sole	  none		      8701